Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Commercialization revenue received	$ 682	$ 1,739
Government grants and tax incentives received	17	1,499
Payments to suppliers and employees (inclusive of goods and services tax)	(27,484)	(17,539)
Interest received	13	173
Interest and other costs of finance paid	(1,389)	(1,427)
Income taxes (paid)	(6)	(3)
Net cash (outflows) in operating activities	(28,167)	(15,558)
Cash flows from investing activities
Investment in fixed assets	(81)	(153)
Payments for licenses		(100)
Net cash (outflows) in investing activities	(81)	(253)
Cash flows from financing activities
Proceeds from issue of shares	8,134	299
Payments for share issue costs	(897)
Payments for lease liabilities	(695)	(335)
Net cash inflows by financing activities	6,542	(36)
Net increase/(decrease) in cash and cash equivalents	(21,706)	(15,847)
Cash and cash equivalents at beginning of period	129,328	50,426
FX gain/(losses) on the translation of foreign bank accounts	501	(43)
Cash and cash equivalents at end of period	$ 108,123	$ 34,536